Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Lubricants	$ 319	$ 295
Gas cylinders	75	79
Bunkers	854	1,171
Total	$ 1,248	$ 1,545